CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	£ 699	£ 578	£ 180
Grant revenue			163
Total revenue	699	578	343
Other income	22	24	12
Research and development costs	(5,111)	(4,654)	(6,068)
Administrative costs	(4,542)	(2,946)	(4,958)
Impairment of intangible assets			(12,369)
Loss from operations	(8,932)	(6,998)	(23,040)
Finance income	497	936	1
Finance expense	(53)	(44)	(431)
Loss before tax	(8,488)	(6,106)	(23,470)
Taxation	832	646	1,281
Loss for the year attributable to the owners of the parent	(7,656)	(5,460)	(22,189)
Items that will or may be reclassified subsequently to profit or loss:
Exchange gains arising on translation of foreign operations			508
Total other comprehensive income net of tax			508
Total comprehensive loss attributable to the owners of the parent	£ (7,656)	£ (5,460)	£ (21,681)
Loss per share
Basic and diluted loss per ordinary share - £	£ (1.55)	£ (1.36)	£ (10.36)